Investee Companies and Other Investments (Pumped Storage, The Talmei Plant and The Talasol Projects) (Narrative) (Details) € in Thousands, ₪ in Thousands		1 Months Ended		6 Months Ended			12 Months Ended
	Feb. 11, 2021	Apr. 30, 2022 EUR (€)	Feb. 11, 2021	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 ILS (₪)	Jun. 30, 2021	Dec. 31, 2021 EUR (€)	Jan. 31, 2022 EUR (€)	Jan. 31, 2022 ILS (₪)
Disclosure of subsidiaries [line items]
Aggregate amount for works defined in EPC Agreements				€ 16,030
Manara Pumped Storage Project [Member]
Disclosure of subsidiaries [line items]
Period of conditional tariff approval received						20 years
Borrowings								€ 21,000	₪ 75,000
Percentage of subsidiary owned	83.333%
Agency And Commitment Fees				€ 8,415	₪ 30,600
Manara Pumped Storage Project [Member] | Tranches One [Member]
Disclosure of subsidiaries [line items]
Borrowings								19,390	69,133
Interest rate	2.75%		2.75%
Interest rate under construction period			1.90%
Manara Pumped Storage Project [Member] | Tranches Two [Member]
Disclosure of subsidiaries [line items]
Borrowings								€ 1,610	₪ 5,867
Interest rate	4.45%		4.45%
Interest rate under construction period			4.00%
The Talmei Yosef 9Mw Photovoltaic Plant [Member]
Disclosure of subsidiaries [line items]
Advance payment of income tax		€ 3,200
The Talasol Project [Member]
Disclosure of subsidiaries [line items]
Borrowings							€ 175,000
Weighted average life of term loan							11 years 6 months
Interest rate							3.00%
The Talasol Project [Member] | June 30, 2044 [Member]
Disclosure of subsidiaries [line items]
Borrowings							€ 155,000
The Talasol Project [Member] | December 31, 2042 [Member]
Disclosure of subsidiaries [line items]
Borrowings							€ 20,000